Condensed Interim Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Condensed Interim Consolidated Statements Of Comprehensive Income
Net Income (loss)	$ 891	$ (3,425)
Other comprehensive loss, net:
Change in foreign currency translation adjustment	74	(73)
Total comprehensive Income (loss)	965	(3,498)
Less: comprehensive income (loss) attributable to non-controlling interest	24	(19)
Comprehensive income (loss) attributable to RADA ElectronicIndustries' shareholders	$ 941	$ (3,479)